T. ROWE PRICE Value Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.7%
COMMUNICATION SERVICES  1.6%
Interactive Media & Services  0.5%
Pinterest, Class A (1) 4,463,697 138,375
138,375
Media  0.3%
Comcast, Class A  2,528,395 93,298
93,298
Wireless Telecommunication Services  0.8%
T-Mobile U.S.  957,620 255,407
255,407
Total Communication Services 487,080
CONSUMER DISCRETIONARY  6.4%
Hotels, Restaurants & Leisure  1.7%
McDonald's  1,657,150 517,644
517,644
Specialty Retail  4.2%
AutoZone (1) 109,037 415,734
Home Depot  1,004,774 368,240
Ross Stores  2,392,468 305,733
Tractor Supply  3,096,561 170,621
1,260,328
Textiles, Apparel & Luxury Goods  0.5%
Cie Financiere Richemont, Class A (CHF)  786,921 137,370
137,370
Total Consumer Discretionary 1,915,342
CONSUMER STAPLES  8.4%
Beverages  0.8%
Keurig Dr Pepper  7,151,035 244,708
244,708
Consumer Staples Distribution & Retail  1.2%
Dollar Tree (1) 2,258,960 169,580
Walmart  2,345,952 205,951
375,531
Food Products  1.2%
Mondelez International, Class A  5,388,216 365,590
365,590

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Products  2.6%
Colgate-Palmolive  3,842,716 360,063
Procter & Gamble  2,524,483 430,222
790,285
Personal Care Products  2.6%
Kenvue  33,007,162 791,512
791,512
Total Consumer Staples 2,567,626
ENERGY  9.1%
Energy Equipment & Services  1.6%
Schlumberger  8,112,472 339,101
TechnipFMC  5,020,177 159,090
498,191
Oil, Gas & Consumable Fuels  7.5%
Chevron  1,572,241 263,020
ConocoPhillips  4,097,301 430,298
Diamondback Energy  1,344,038 214,885
EQT  3,981,390 212,726
Expand Energy  278,437 30,996
Exxon Mobil  3,025,348 359,805
Phillips 66  1,295,774 160,002
Range Resources  9,818,958 392,071
Valero Energy  1,634,073 215,812
2,279,615
Total Energy 2,777,806
FINANCIALS  23.2%
Banks  5.8%
Bank of America  8,836,619 368,752
Citigroup  2,579,713 183,134
JPMorgan Chase  4,005,038 982,436
KeyCorp  13,651,025 218,280
1,752,602
Capital Markets  3.8%
Charles Schwab  6,167,007 482,753
CME Group  581,531 154,274
Goldman Sachs Group  287,958 157,309
Intercontinental Exchange  2,152,793 371,357
1,165,693

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Consumer Finance  1.1%
American Express  1,243,196 334,482
334,482
Financial Services  8.3%
Berkshire Hathaway, Class B (1) 2,189,076 1,165,858
Corebridge Financial  7,256,656 229,093
Corpay (1) 550,257 191,886
Fiserv (1) 3,080,477 680,262
Visa, Class A  688,485 241,286
2,508,385
Insurance  3.6%
Allstate  2,373,438 491,468
Chubb  533,679 161,166
MetLife  1,464,760 117,605
Progressive  171,939 48,660
Travelers  1,088,992 287,995
1,106,894
Mortgage Real Estate Investment Trusts  0.6%
Annaly Capital Management, REIT  8,271,909 168,002
168,002
Total Financials 7,036,058
HEALTH CARE  15.4%
Biotechnology  1.5%
Gilead Sciences  2,312,734 259,142
Regeneron Pharmaceuticals  308,524 195,675
454,817
Health Care Equipment & Supplies  1.6%
Alcon (2) 1,983,771 188,319
Becton Dickinson & Company  1,237,565 283,477
471,796
Health Care Providers & Services  8.2%
Cencora  1,886,626 524,652
Cigna Group  919,969 302,670
Elevance Health  1,099,130 478,078
HCA Healthcare  213,967 73,936
Molina Healthcare (1) 555,064 182,832
Tenet Healthcare (1) 2,078,795 279,598
UnitedHealth Group  1,225,580 641,897
2,483,663

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services  2.5%
Danaher  716,485 146,880
Revvity  3,552,532 375,858
Thermo Fisher Scientific  457,533 227,668
750,406
Pharmaceuticals  1.6%
AstraZeneca, ADR  6,446,426 473,812
473,812
Total Health Care 4,634,494
INDUSTRIALS & BUSINESS SERVICES  15.4%
Aerospace & Defense  2.8%
Boeing (1) 845,124 144,136
General Electric  1,313,400 262,877
L3Harris Technologies  1,146,659 240,007
Northrop Grumman  398,974 204,279
851,299
Building Products  0.4%
Owens Corning  923,144 131,843
131,843
Commercial Services & Supplies  1.0%
Republic Services  1,208,095 292,552
292,552
Electrical Equipment  2.1%
AMETEK  2,901,690 499,497
Rockwell Automation  566,389 146,344
645,841
Ground Transportation  3.4%
Norfolk Southern  1,801,988 426,801
Old Dominion Freight Line  1,465,221 242,421
Union Pacific  1,516,189 358,184
1,027,406
Machinery  4.5%
Deere  1,119,387 525,384
Parker-Hannifin  612,435 372,269
Westinghouse Air Brake Technologies  2,526,179 458,122
1,355,775
Professional Services  0.5%
Equifax  634,325 154,496
154,496

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Trading Companies & Distributors  0.7%
Ferguson Enterprises  1,291,245 206,896
206,896
Total Industrials & Business Services 4,666,108
INFORMATION TECHNOLOGY  6.5%
Electronic Equipment, Instruments & Components  2.6%
Keysight Technologies (1) 3,898,135 583,824
TE Connectivity  1,381,925 195,293
779,117
IT Services  0.6%
Accenture, Class A  619,306 193,248
193,248
Semiconductors & Semiconductor Equipment  3.3%
Analog Devices  1,347,837 271,818
Intel  5,506,325 125,049
KLA  254,726 173,163
Micron Technology  301,615 26,207
Texas Instruments  2,321,765 417,221
1,013,458
Total Information Technology 1,985,823
MATERIALS  6.3%
Chemicals  3.9%
Linde  853,254 397,309
Mosaic  4,767,629 128,774
PPG Industries  1,683,913 184,136
Sherwin-Williams  1,387,005 484,328
1,194,547
Construction Materials  0.0%
Martin Marietta Materials  25,377 12,134
12,134
Containers & Packaging  1.3%
International Paper  7,560,613 403,359
403,359
Metals & Mining  1.1%
Franco-Nevada (2) 1,156,361 182,196
Freeport-McMoRan  3,987,065 150,951
333,147
Total Materials 1,943,187

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE  2.3%
Health Care Real Estate Investment Trusts  0.4%
Welltower, REIT  731,327 112,047
112,047
Residential Real Estate Investment Trusts  0.4%
Essex Property Trust, REIT  422,374 129,487
129,487
Specialized Real Estate Investment Trusts  1.5%
Public Storage, REIT  985,562 294,969
VICI Properties, REIT  4,658,592 151,963
446,932
Total Real Estate 688,466
UTILITIES  5.1%
Electric Utilities  2.7%
Exelon  3,908,152 180,088
NextEra Energy  2,754,748 195,284
Xcel Energy  6,257,722 442,984
818,356
Gas Utilities  0.6%
Atmos Energy  1,136,576 175,692
175,692
Multi-Utilities  1.2%
Ameren  3,514,387 352,844
352,844
Water Utilities  0.6%
American Water Works  1,157,116 170,698
170,698
Total Utilities 1,517,590
Total Common Stocks (Cost $25,266,232) 30,219,580
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.3%
T. Rowe Price Government Reserve Fund, 4.39% (3)(4) 76,196,349 76,196
Total Short-Term Investments (Cost $76,196) 76,196

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.39% (3)(4) 12,956,310 12,956
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 12,956
Total Securities Lending Collateral (Cost $12,956) 12,956
Total Investments in Securities  100.0%
(Cost $25,355,384) $ 30,308,732
Other Assets Less Liabilities 0.0% 8,257
Net Assets 100.0% $ 30,316,989
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2025.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ 600 ++
Totals $ — # $ — $ 600 +
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 257,078 ¤ ¤ $ 89,152
Total $ 89,152 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $600 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $89,152.

T. ROWE PRICE Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Value Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Value Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Value Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
March 31, 2025 (for further detail by category, please refer to the accompanying
Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F107-054Q1 03/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 30,082,210 $ 137,370 $ — $ 30,219,580
Short-Term Investments 76,196 — — 76,196
Securities Lending Collateral 12,956 — — 12,956
Total $ 30,171,362 $ 137,370 $ — $ 30,308,732